Summary of Significant Accounting Policies - Cash Payments Made for Interest and Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Payments:
Interest payments	$ 94,177	$ 62,812	$ 83,560
Income tax payments	$ 77	$ 682	$ 769